As filed with the Securities and Exchange Commission on May 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-03758

Matrix Advisors Value Fund, Inc.
(Exact name of registrant as specified in charter)

10 Bank Street, Suite 590
White Plains, NY 10606
(Address of principal executive offices) (Zip code)

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606
 (Name and address of agent for service)

1 (800) 366-6223
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Bank (Money Center): 4.5%
23,100	JPMorgan Chase & Co.	$2,338,413

Bank (Processing): 3.2%
25,100	State Street Corp.	1,651,831

Bank (Regional): 2.5%
28,500	BB&T Corp.	1,326,105

Bank (Super Regional): 3.9%
42,300	Wells Fargo & Co.	2,043,936

Beverages: 3.1%
13,100	PepsiCo, Inc.	1,605,405

Biotechnology: 3.4%
27,550	Gilead Sciences, Inc.	1,791,026

Broadcasting/Cable TV: 3.0%
33,400	CBS Corp. - Class B	1,587,502

Cable TV: 3.5%
45,000	Comcast Corp. - Class A	1,799,100

Computer and Peripherals: 1.8%
5,000	Apple, Inc.	949,750

Computer Software and Services: 5.8%
19,900	Microsoft Corp.	2,347,006
30,000	Symantec Corp.	689,700
		3,036,706

Consumer Discretionary (Multi-media): 2.6%
49,000	Viacom, Inc. - Class B	1,375,430

Diversified Operations: 3.0%
12,100	United Technologies Corp.	1,559,569

Drug: 3.1%
20,000	AbbVie, Inc.	1,611,800

Drug Store: 2.5%
24,200	CVS Health Corp.	1,305,106

Electrical Component: 3.4%
21,800	TE Connectivity Ltd.	1,760,350

Financial Services: 2.5%
15,900	Capital One Financial Corp.	1,298,871

Food Processing Retail: 2.5%
26,200	Mondelez International, Inc. - Class A	1,307,904

Insurance (Diversified): 2.9%
35,800	MetLife, Inc.	1,524,006

Internet: 1.6%
5,100	Facebook, Inc. - Class A*	850,119

Internet (Retail): 3.3%
46,900	eBay, Inc.	1,741,866

Internet Software & Services: 4.4%
1,975	Alphabet, Inc. - Class C*	2,317,287

Manufacturing - Miscellaneous: 3.5%
22,750	Eaton Corp. Plc	1,832,740

Medical Supplies: 3.4%
14,000	Zimmer Biomet Holdings, Inc.	1,787,800

Oil & Gas Services: 3.0%
35,500	Schlumberger Ltd.	1,546,735

Oil/Gas (Domestic): 1.6%
27,000	Devon Energy Corp.	852,120

Petroleum (Integrated): 2.2%
9,200	Chevron Corp.	1,133,256

Petroleum (Producing): 3.2%
25,100	Occidental Petroleum Corp.	1,661,620

Precision Instruments: 3.3%
6,300	Thermo Fisher Scientific, Inc.	1,724,436

Securities Brokerage: 6.0%
36,000	Morgan Stanley	1,519,200
8,500	The Goldman Sachs Group, Inc.	1,631,915
		3,151,115

Telecommunications (Equipment): 7.2%
35,500	Cisco Systems, Inc.	1,916,645
31,900	QUALCOMM, Inc.	1,819,257
		3,735,902

TOTAL COMMON STOCKS (Cost $37,342,106)		$52,207,806

SHORT-TERM INESTMENTS - 0.1%
35,111	First American Government Obligations Fund, Class X - 2.36%**	35,111

TOTAL SHORT-TERM INVESTMENTS (Cost $35,111)		$35,111

TOTAL INVESTMENTS (Cost $37,377,217): 100.0%		52,242,917
Liabilities in Excess of Other Assets: (0.0)%		(4,051)
TOTAL NET ASSETS: 100.0%		$52,238,866

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$52,207,806	$-	$-	$52,207,806
Total Equity	52,207,806	-	-	52,207,806

Short-Term Investments	35,111	-	-	35,111
Total Investments in Securities	$52,242,917	$-	$-	$52,242,917

* See Funds' Schedule of Investments for Industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By   /s/ David A. Katz
        David A. Katz, President and Treasurer

Date   May 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ David A. Katz
        David A. Katz, President and Treasurer

Date   May 15, 2019